UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment  [ ];  Amedment Number:
This Amendment (Check only one.):  [ ] is a restatment.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Greatmark Investment Partners, Inc.
Address:       6001 River Road
               Suite 300
               Columbus, Georgia  31904

13F File Number:    028-14722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Jeff Adams
Title:          President
Phone:          706-327-2128
Signature, Place, and Date of Signing:

/s/ Jeffrey G. Adams        Columbus, Georgia        April 30, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         77
Form 13F Information Table Value Total:         $135,348
                                                (thousands)
List of Other Included Managers:    NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway Inc         CL A             084670108      488        4 SH       Sole                        4
3M Company                     COM              88579Y101     2055    23040 SH       Sole                    18890              4150
AFLAC Inc                      COM              001055102    12245   266253 SH       Sole                   235680             30573
AGL Resources Inc              COM              001204106      221     5641 SH       Sole                     5633                 8
AT&T Corp                      COM              00206R102      353    11311 SH       Sole                    11311
Abbott Laboratories            COM              002824100     1292    21083 SH       Sole                    19983              1100
Altria Group Inc               COM              02209S103      201     6503 SH       Sole                     6503
American Express Co            COM              025816109      720    12437 SH       Sole                    10262              2175
Ameriprise Financial Inc       COM              03076C106      231     4049 SH       Sole                     4049
Automatic Data Processing Inc  COM              053015103     2002    36280 SH       Sole                    33205              3075
BP p.l.c.                      SPONS ADR        055622104      296     6583 SH       Sole                     5525              1058
Bank of America Corp           COM              060505104     4016   419596 SH       Sole                   363281             56315
Brocade Communications Systems COM              111621306      251    43625 SH       Sole                    43625
Chevron Corp                   COM              166764100     2127    19843 SH       Sole                    17593              2250
Chicos FAS Inc                 COM              168615102     1189    78715 SH       Sole                    70565              8150
Cisco Systems Inc              COM              17275R102     4367   206489 SH       Sole                   174964             31525
Coca-Cola Co                   COM              191216100     6368    86045 SH       Sole                    71063             14982
Colgate Palmolive Co           COM              194162103      232     2370 SH       Sole                     2370
ConocoPhillips                 COM              20825C104     2739    36030 SH       Sole                    28585              7445
Darden Restaurants Inc         COM              237194105     2870    56090 SH       Sole                    46615              9475
Du Pont de Nemours & Co        COM              263534109      241     4557 SH       Sole                     4557
Ebay Inc                       COM              278642103     2071    56115 SH       Sole                    48115              8000
Emerson Electric Co            COM              291011104     3175    60854 SH       Sole                    52229              8625
Enbridge Energy Partners LP    COM              29250R106      285     9200 SH       Sole                     9200
Exxon Mobil Corp               COM              30231G102     1674    19304 SH       Sole                    18212              1092
Gap Inc                        COM              364760108      490    18750 SH       Sole                    13750              5000
General Dynamics Corp          COM              369550108     1016    13845 SH       Sole                    12095              1750
General Electric Co            COM              369604103     5009   249601 SH       Sole                   217166             32435
General Mills Inc              COM              370334104      610    15464 SH       Sole                    15464
Home Depot Inc                 COM              437076102     3978    79074 SH       Sole                    71699              7375
Illinois Tool Works Inc        COM              452308109     2563    44870 SH       Sole                    41230              3640
Int'l Business Machines Corp   COM              459200101      784     3756 SH       Sole                     2236              1520
Intel Corp                     COM              458140100     7267   258464 SH       Sole                   224422             34042
Johnson & Johnson              COM              478160104     5479    83073 SH       Sole                    69123             13950
Johnson Controls Inc           COM              478366107      290     8925 SH       Sole                     8925
Kimberly Clark Corp            COM              494368103      853    11550 SH       Sole                    10950               600
Lilly (Eli) & Co               COM              532457108      233     5779 SH       Sole                     3250              2529
McDonalds Corp                 COM              580135101     1164    11865 SH       Sole                    11365               500
Medtronic Inc                  COM              585055106     2695    68780 SH       Sole                    59480              9300
Microsoft Corp                 COM              594918104     6189   191878 SH       Sole                   162303             29575
Nokia Corp                     SPONS ADR        654902204      241    43925 SH       Sole                    37375              6550
PPG Industries Inc             COM              693506107      345     3600 SH       Sole                     3600
Paychex Inc                    COM              704326107     1206    38914 SH       Sole                    29139              9775
PepsiCo Inc                    COM              713448108     1091    16447 SH       Sole                    13072              3375
Philip Morris Intl Inc         COM              718172109      344     3884 SH       Sole                     3884
Procter & Gamble Co            COM              742718109     2220    33034 SH       Sole                    30284              2750
Southern Company               COM              842587107     1533    34118 SH       Sole                    32118              2000
Strayer Education Inc          COM              863236105     2020    21430 SH       Sole                    18355              3075
SunTrust Banks Inc             COM              867914103      617    25508 SH       Sole                    24683               825
Swisher Hygiene Inc            COM              870808102      229    93025 SH       Sole                    80525             12500
Synovus Financial Corp         COM              87161C105      405   197328 SH       Sole                   183890             13438
Target Corp                    COM              87612E106     3652    62680 SH       Sole                    54550              8130
Texas Instruments Inc          COM              882508104      319     9505 SH       Sole                     9505
Total System Services Inc      COM              891906109     1882    81587 SH       Sole                    78689              2898
Transocean Ltd Switzerland     REG SHS          H8817H100     2471    45173 SH       Sole                    41998              3175
Ultra Petroleum Corp           COM              903914109      290    12805 SH       Sole                    11730              1075
United Parcel Service          CL B             911312106     3406    42201 SH       Sole                    35521              6680
UnitedHealth Group Inc         COM              91324P102      800    13568 SH       Sole                    13568
Wal-Mart Stores Inc            COM              931142103      972    15887 SH       Sole                    15887
Walgreen Company               COM              931422109     2396    71530 SH       Sole                    60980             10550
Waste Management Inc           COM              94106L109      628    17950 SH       Sole                    14950              3000
Wells Fargo & Co new           COM              949746101     2081    60954 SH       Sole                    54809              6145
Western Union Company (The)    COM              959802109      850    48300 SH       Sole                    34850             13450
Whirlpool Corp                 COM              963320106     1729    22490 SH       Sole                    18260              4230
Vanguard Index Fds             TOTAL STK MKT    922908769      226     3133 SH       Sole                     3133
Hartford Financial Svcs Group  DEP CONV PFD     416515708      359    16750 SH       Sole                    16750
BlackRock MuniYield            COM              09253W104      169    11009 SH       Sole                    11009
Calamos Convertible & High Inc COM SHS          12811P108     1283   100534 SH       Sole                    85235             15299
MFS Intermediate Income Trust  SH BEN INT       55273C107     1105   173161 SH       Sole                   161766             11395
Nuveen GA Div Adv Mun 2        COM              67072B107      497    34900 SH       Sole                    31900              3000
Nuveen Quality Preferred Incom COM              67072C105     1707   198083 SH       Sole                   194783              3300
Templeton Global Income        COM              880198106     1221   126525 SH       Sole                    91275             35250
Vanguard Bd Index Fd Inc       SHORT TRM BOND   921937827      305     3770 SH       Sole                     1450              2320
iShares Tr                     BARCLY USAGG B   464287226     1504    13692 SH       Sole                    10137              3555
iShares Tr                     BARCLYS TIPS BD  464287176     1955    16615 SH       Sole                    14215              2400
iShares Tr                     IBOXX INV CPBD   464287242     1804    15600 SH       Sole                    10120              5480
Barclays Bk plc                IPTH S&P VIX     06740C261     1156    68900 SH       Sole                    57900             11000